COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Less than 1 year	¥ 298,626
2-3 years	17,451
Total	316,077
Factory and office building construction commitments
COMMITMENTS AND CONTINGENCIES
Less than 1 year	138,744
2-3 years	17,451
Total	156,195
Fixed assets purchasing commitment
COMMITMENTS AND CONTINGENCIES
Less than 1 year	159,882
Total	¥ 159,882